General (Details Narrative) - USD ($)	Feb. 23, 2021	Apr. 23, 2019	Dec. 31, 2020	Dec. 31, 2019	Apr. 27, 2009
Equity ownership percentage					98.94%
Reverse stock split		15 to 1 reverse stock split
Cash			$ 242,900	$ 290,815
Working capital			290,062
Accumulated deficit			$ (12,277,647)	$ (10,684,508)
Subsequent Event [Member]
Reverse stock split	7 to 1 reverse stock split